Acquisitions and Divestitures - XO Holdings (Details) - USD ($) $ in Millions	1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 31, 2018	Apr. 30, 2017	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill						$ 24,614	$ 29,172	$ 27,205
XO Holdings
Business Acquisition [Line Items]
Business acquisition consideration		$ 500	$ 1,500
Business acquisition, purchase price in cash				$ 300	$ 100
Purchase of asset, deferred tax liability recognized	$ 100
Purchase of assets, other liabilities acquired	100
Property, plant, and equipment acquired		1,200
Goodwill		100
Other intangible a acquired		$ 200					$ 200
Wireless Licenses | XO Holdings
Business Acquisition [Line Items]
Intangible assets acquired	$ 700